Other Non-Current Assets and Other Non-Current Financial Assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of Other Noncurrent Assets [Abstract]
Non-current prepaid advertising expenses	$ 376	$ 392
Guarantee deposits	1,835	1,829
Prepaid bonuses	195	150
Advances to acquire property, plant and equipment	266	173
Shared based payment	151	168
Indemnifiable contingencies from business combinations	4,510	8,081
Recoverable tax added in business combinations	459	488
Other	329	199
Other non-current assets	8,121	11,480
Other non-current financial assets	322	118
Derivative financial instruments	955	4,615
Other non-current financial assets	$ 1,277	$ 4,733	$ 65